REPORT OF INDEPENDENT
REGISTERED PUBLIC ACCOUNTING
FIRM

To the Shareholders of
Catalyst/Millburn Dynamic
Commodity Strategy Fund,
Catalyst/Warrington Strategic
Program Fund, Catalyst Systematic
Alpha Fund, Catalyst/Aspect
Enhanced Multi-Asset Fund,
Catalyst Nasdaq-100 Hedged
Equity Fund, Catalyst/Millburn
Hedge Strategy Fund and Catalyst
Buffered Shield Fund and
Board of Trustees of Mutual Fund
Series Trust

In planning and performing our
audit of the financial statements of
Catalyst/Millburn Dynamic
Commodity Strategy Fund,
Catalyst/Warrington Strategic
Program Fund, Catalyst Systematic
Alpha Fund, Catalyst/Aspect
Enhanced Multi-Asset Fund,
Catalyst Nasdaq-100 Hedged
Equity Fund, Catalyst/Millburn
Hedge Strategy Fund and Catalyst
Buffered Shield Fund, each a series
of Mutual Fund Series Trust, as of
and for the year or period ended
June 30, 2024, in accordance with
the standards of the Public
Company Accounting Oversight
Board (United States) (PCAOB), we
considered the Funds internal
control over financial reporting,
including controls over
safeguarding securities, as a basis
for designing our auditing
procedures for the purpose of
expressing our opinion on the
financial statements and to comply
with the requirements of Form N-
CEN, but not for the purpose of
expressing an opinion on the
effectiveness of the Funds internal
control over financial reporting.
Accordingly, we express no such
opinion.

The management of the Funds is
responsible for establishing and
maintaining effective internal
control over financial reporting.  In
fulfilling this responsibility,
estimates and judgments by
management are required to
assess the expected benefits and
related costs of controls.  A funds
internal control over financial
reporting is a process designed to
provide reasonable assurance
regarding the reliability of financial
reporting and the preparation of
financial statements for external
purposes in accordance with
generally accepted accounting
principles (GAAP).  A funds internal
control over financial reporting
includes those policies and
procedures that (1) pertain to the
maintenance of records that, in
reasonable detail, accurately and
fairly reflect the transactions and
dispositions of the assets of the
fund; (2) provide reasonable
assurance that transactions are
recorded as necessary to permit
preparation of financial statements
in accordance with GAAP, and that
receipts and expenditures of the
fund are being made only in
accordance with authorizations of
management and trustees of the
fund; and (3) provide reasonable
assurance regarding prevention or
timely detection of unauthorized
acquisition, use or disposition of a
funds assets that could have a
material effect on the financial
statements.

Because of its inherent limitations,
internal control over financial
reporting may not prevent or
detect misstatements.  Also,
projections of any evaluation of
effectiveness to future periods are
subject to the risk that controls
may become inadequate because
of changes in conditions, or that
the degree of compliance with the
policies or procedures may
deteriorate.

A deficiency in internal control
over financial reporting exists
when the design or operation of a
control does not allow
management or employees, in the
normal course of performing their
assigned functions, to prevent or
detect misstatements on a timely
basis.  A material weakness is a
deficiency, or combination of
deficiencies, in internal control
over financial reporting, such that
there is a reasonable possibility
that a material misstatement of
the Funds annual or interim
financial statements will not be
prevented or detected on a timely
basis.

Our consideration of the Funds
internal control over financial
reporting was for the limited
purpose described in the first
paragraph and would not
necessarily disclose all deficiencies
in internal control that might be
material weaknesses under
standards established by the
PCAOB.  However, we noted no
deficiencies in the Funds internal
control over financial reporting
and its operation, including
controls over safeguarding
securities, that we consider to be a
material weakness as defined
above as of June 30, 2024.

This report is intended solely for
the information and use of
management and the Board of
Trustees of the Funds and the
Securities and Exchange
Commission and is not intended to
be and should not be used by
anyone other than these specified
parties.


/s/ COHEN & COMPANY, LTD.
Philadelphia, Pennsylvania
August 29, 2024